Capitalization - Modification of Series B Preferred Stock (Detail) - Series B convertible preferred stock $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Convertible Preferred Stock
Adjustment to net income attributable to common stockholders due to modification	$ 3.8
Fair value adjustment	$ 3.8